CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 20,349,791	$ 12,117,397	$ 26,072,653
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	320,842	411,635	257,464
Share-based compensation	(1,465,680)	1,889,733	0
Interest expense for convertible debt	0	113,644	0
Loss on sale of property, plant and equipment	0	0	4,706
Provision for lease payment receivables	27,332	597,444	70,467
Deferred tax expense (benefit)	370,019	(622,928)	(515,495)
(Reversal of provision) provision for guarantee	(3,208,827)	2,907,999	(576,456)
Changes in assets and liabilities:
Net investment in direct financing leases	(3,638,296)	(53,059,622)	(2,594,907)
Commission receivable	0	0	5,538,846
Guarantee paid on behalf of guarantee service customers	1,313,577	(2,432,997)	(109,809)
Unearned income from financial guarantee services	122,923	(3,036,771)	(3,946,241)
Interest receivable	(2,443,076)	(783,680)	1,247,794
Other assets	(546,486)	(330,841)	2,657,313
Lease receivables in lease agency transactions	0	0	475,764
Lease payables in lease agency transactions	0	0	(466,938)
Interest payable	17,979	168,109	49,492
Income tax payable	314,334	(324,831)	2,613,867
Deposits from direct financing leases	1,719,175	6,096,934	441,082
Other liabilities	(52,009)	676,794	(38,993)
Net Cash Provided by (Used in) Operating Activities	13,201,598	(35,611,981)	31,180,609
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(73,395,616)	(23,873,645)	(183,299,389)
Proceeds from maturities of short-term investments	32,294,070	44,287,804	143,380,854
Deposits paid to banks for financial guarantee services	(19,753,815)	(24,152,739)	(27,934,799)
Deposits released from banks for financial guarantee services	22,815,354	26,642,584	15,859,253
Placement of pledged bank deposits	(4,403,737)	(4,661,874)	(426,175)
Withdrawal of pledged bank deposits	4,403,737	406,461	412,583
Purchase of property, plant and equipment	(79,955)	(418,999)	(251,832)
Consideration received on disposal of WHL (Note 1)	270,000	0	0
Loan repaid by owners	0	0	47,619,902
Loan lent to owners	0	0	(21,568,398)
Net Cash (Used in) Provided by Investing Activities	(37,849,962)	18,229,592	(26,208,001)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital paid in by owners	0	29,669,019	0
Proceeds from loans	11,751,680	46,618,743	509,432
Repayment of loans	(16,311,241)	(2,476,782)	(611,535)
Proceeds of convertible debt	0	8,500,000	0
Repayment of convertible debt	0	(8,613,644)	0
Repayment of share repurchase	0	(17,060,180)	0
Proceeds from short term loans	0	0	25,580,448
Repayment of short term loans	0	0	(25,580,448)
Loan repaid to owners	0	0	(420,316)
Loan borrowed from owners	0	0	40,733
Net Cash (Used in) Provided by Financing Activities	(4,559,561)	56,637,156	(481,686)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH	(953,758)	(1,973,893)	62,715
NET (DECREASE) INCREASE IN CASH	(30,161,683)	37,280,874	4,553,637
Cash and cash equivalent at beginning of year	47,163,965	9,883,091	5,329,454
Cash and cash equivalent at end of year	17,002,282	47,163,965	9,883,091
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	1,267,135	1,535,840	1,049,197
Cash paid for interest expense	$ 2,076,609	$ 356,295	$ 138,686